Pension and Other Benefit Programs (Benefit Obligations and Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Interest cost		$ 8	$ 8
Actuarial gain		(12)	35
Plan settlements			(55)
Change in plan assets:
Fair value of plan assets at acquisition date		718
Company contributions		10	51
Fair value of plan assets at end of year		666	718
U.S. Operations
Change in benefit obligation:
Benefit obligation at acquisition date		916	837
Interest cost	$ 5	34	37
Actuarial gain		(38)	146
Plan settlements		0	(55)
Benefits paid		(51)	(49)
Benefit obligation at year end	837	861	916
Change in plan assets:
Fair value of plan assets at acquisition date		718	735
Actual return on plan assets		(11)	36
Company contributions		10	51
Plan settlements		0	(55)
Benefits paid		(51)	(49)
Fair value of plan assets at end of year	$ 735	666	718
Funded status		(195)	(198)
Accumulated benefit obligation		861	916
Amounts recognized in the accompanying consolidated balance sheet:
Non-current liabilities		$ (195)	$ (198)